UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Barry R. Feirstein
Title:
Phone:    (646) 521-8300


Signature, Place and Date of Signing:


/s/ Barry Feirstein             New York, New York           May 13, 2005
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total: $ 61,768
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN  2        COLUMN 3    COLUMN 4     COLUMN 5           COLUMN 6   COLUMN 7          COLUMN 8
                                                      VALUE        SHRS OR SH/ PUT/   INVSTMT    OTHER         VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS   CUSIP       (X$1000)     PRN AMT PRN CALL   DSCRTIN    MNGRS       SOLE    SHARED  NONE
AMERICA ONLINE LATIN
  AMERICA                CL A             02365B100       35       250,300   SH        Sole                  250,300
AMERICAN MED ALERT
  CORP                   Com              027904101       70        10,000   SH        Sole                   10,000
CAMECO CORP              Com              13321L108    8,848       200,000   SH        Sole                  200,000
CHICAGO BRIDGE & IRON
  CO NV                  NY REGISTRY SH   167250109      881        20,000   SH        Sole                   20,000
CHICAGO MERCANTILE
  HLDGS INC              CL A             167760107      388         2,000   SH        Sole                    2,000
COLOR KINETICS INC       Com              19624P100    1,260       125,000   SH        Sole                  125,000
FLUOR CORP NEW           Com              343412102    1,109        20,000   SH        Sole                   20,000
FUEL-TECH N V            Com              359523107    1,773       300,000   SH        Sole                  300,000
HOMESTORE INC            Com              437852106      222       100,000   SH        Sole                  100,000
I-FLOW CORP              Com New          449520303    6,332       400,000   SH        Sole                  400,000
ILLUMINA INC             Com              452327109      808       100,000   SH        Sole                  100,000
INPHONIC INC             Com              45772G105    2,272       100,000   SH        Sole                  100,000
ITERIS INC               Com              46564T107       49        20,000   SH        Sole                   20,000
JACOBS ENERGY GROUP
  INC DEL                Com              469814107    1,038        20,000   SH        Sole                   20,000
JUPITERMEDIA CORP        Com              48207D101      388        25,000   SH        Sole                   25,000
LIGAND PHARMACEUTICALS
  INC                    CL B             53220K207    8,595     1,500,000   SH        Sole                1,500,000
MACROMEDIA INC           Com              556100105    1,675        50,000   SH        Sole                   50,000
MIKOHN GAMING CORP       Com              59862K108    1,570       125,000   SH        Sole                  125,000
MILLICOM INTL CELLULAR
  SA                     SHS New          L6388F110    6,588       325,000   SH        Sole                  325,000
OIL SVC HOLDERS TR       DEP RECPT        678002106    1,442        15,000   SH        Sole                   15,000
ONVIA INC                Com New          68338T403    2,044       400,000   SH        Sole                  400,000
OPENWAVE SYS INC         Com New          683718308      914        75,000   SH        Sole                   75,000
PROVIDENCE SVC CORP      Com              743815102    3,488       150,000   SH        Sole                  150,000
REDBACK NETWORKS INC     Com New          757209507      598       100,000   SH        Sole                  100,000
SRS LABS INC             Com              78464M106      200        50,000   SH        Sole                   50,000
STRATASYS INC            Com              862685104    2,125        75,000   SH        Sole                   75,000
SYNERON MEDICAL LTD      ORD SHS          M87245102    1,593        50,000   SH        Sole                   50,000
TRAFFIX INC              Com              892721101      354        70,000   SH        Sole                   70,000
VALERO ENERGY CORD NEW   Com              91913Y100    1,832        25,000   SH        Sole                   25,000
WPT ENTERPRISES INC      Common           98211W108    1,870       100,000   SH        Sole                  100,000
ZIP REALTY INC           Common           98974V107    1,409       100,000   SH        Sole                  100,000

                                                      61,768

00618.0001 #570073